Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,347
Property, plant and equipment at end of period	10,770	€ 10,347
Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	8,833
Property, plant and equipment at end of period	9,416	8,833
Includes capital expenditures for assets under construction	1,064	974
Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	2,758
Property, plant and equipment at end of period	3,109	2,758
Includes capital expenditures for assets under construction	104	93
Freehold land
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	380
Property, plant and equipment at end of period	504	380
Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	6,075
Property, plant and equipment at end of period	6,307	6,075
Includes capital expenditures for assets under construction	960	881
Cost | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	18,728	18,508
Additions through business combinations	0	3
Additions	1,456	1,108
Disposals and other movements	(938)	(900)
Hyperinflationary adjustment	688	155
Reclassification as held for sale	(67)	(862)
Currency retranslation	(51)	716
Property, plant and equipment at end of period	19,816	18,728
Cost | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	4,266	4,203
Additions through business combinations	0	1
Additions	391	100
Disposals and other movements	(80)	(136)
Hyperinflationary adjustment	152	46
Reclassification as held for sale	(11)	(131)
Currency retranslation	(10)	183
Property, plant and equipment at end of period	4,708	4,266
Cost | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	14,462	14,305
Additions through business combinations	0	2
Additions	1,065	1,008
Disposals and other movements	(858)	(764)
Hyperinflationary adjustment	536	109
Reclassification as held for sale	(56)	(731)
Currency retranslation	(41)	533
Property, plant and equipment at end of period	15,108	14,462
Accumulated depreciation | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(9,895)	(9,599)
Depreciation charge for the year	(1,017)	(1,042)
Disposals and other movements	828	743
Hyperinflationary adjustment	(323)	(56)
Reclassification as held for sale	24	444
Currency retranslation	(17)	(385)
Property, plant and equipment at end of period	(10,400)	(9,895)
Accumulated depreciation | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,508)	(1,440)
Depreciation charge for the year	(120)	(137)
Disposals and other movements	66	93
Hyperinflationary adjustment	(36)	(6)
Reclassification as held for sale	6	46
Currency retranslation	(7)	(64)
Property, plant and equipment at end of period	(1,599)	(1,508)
Accumulated depreciation | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(8,387)	(8,159)
Depreciation charge for the year	(897)	(905)
Disposals and other movements	762	650
Hyperinflationary adjustment	(287)	(50)
Reclassification as held for sale	18	398
Currency retranslation	(10)	(321)
Property, plant and equipment at end of period	€ (8,801)	€ (8,387)